Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered and Non-Covered Loan Portfolios (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 140,891	$ 144,719	$ 138,378
Provision for loan losses before benefit attributable to FDIC loss share agreements	39,472	51,111	42,927
Adjustment attributable to FDIC loss share arrangements	0	0	(1,497)
Net provision for loan losses	39,472	51,111	44,424
Transfer of balance to OREO and other	(7,172)	934	(2,781)
Loans charged-off	(45,547)	(62,466)	(39,839)
Recoveries	12,927	6,593	6,034
Allowance for loan losses at end of period	140,571	140,891	144,719
Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	13,208	11,241	14,145
provision for unfunded commitment, acquired	709	1,370	0
Provision For Unfunded Commitments	913	597	(2,904)
Reserve for unfunded commitments at end of period	14,830	13,208	11,241
Allowance for credit losses at end of period	$ 155,401	$ 154,099	$ 155,960